Background and Basis of Presentation (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended		3 Months Ended
	Jan. 02, 2013	Mar. 31, 2013 item	Dec. 31, 2012 item	Jan. 02, 2013 AbbVie common stock	Jan. 02, 2013 Abbott	Mar. 31, 2013 Abbott Transition services agreement	Mar. 31, 2013 Abbott Transition services agreement Maximum	Mar. 31, 2013 Abbott Separation agreement	Mar. 31, 2012 Abbott Separation agreement
Background and Basis of Presentation
Number of wholesalers		3	3
Percentage of outstanding common stock distributed to Abbott Laboratories' shareholders				100.00%	100.00%
Common stock distribution ratio	1				1
Term for which transition services may be provided							24 months
Term by which the agreement can be extended						1 year
Separation-related expenses		$ 34
Operations and assets (net of liabilities) on which legal transfer of did not occur with the separation of the entity
Net sales								200
Inventories								108
Trade accounts receivable								165
Other assets								110
Accounts payable and other accrued liabilities								198
Expenses allocated									$ 197